Other Balance Sheet Components	12 Months Ended
Dec. 31, 2015
Other Balance Sheet Components
Other Balance Sheet Components

8. Other Balance Sheet Components

	As of December 31,
	2013	2014	2015
		(In thousands)
Accounts receivable, net:
Due from third parties		$39,277	$33,592
Due from SINA and other related parties		18,648	33,961
Due from Alibaba		64,725	54,052

Total gross amount		$122,650	$121,605
Allowance for doubtful accounts:
Balance at the beginning of the year	(897)	(3,242)	(2,440)
Reversal (additional provision) charged to expenses, net	(2,345)	(2,138)	368
Write-off	—	2,940	697

Balance at the end of the year	(3,242)	(2,440)	(1,375)

		$120,210	$120,230

Prepaid expenses and other current assets:
Rental and other deposits		$3,319	$3,636
Input VAT		1,526	443
Prepayment for investments		4,037	25,574
Advertising prepayment		3,936	3,531
Prepayment to outsource service providers		1,730	5,422
Prepayment for license fee		1,872	—
Others		1,937	3,689

		$18,357	$42,295

Property and equipment, net:
Computers and equipment		$89,069	$93,947
Leasehold improvements		4,944	4,795
Furniture and fixtures		2,052	1,309
Others		730	1,464

Property and equipment, gross		96,795	101,515
Less: Accumulated depreciation		(65,921)	(78,665)

		$30,874	$22,850

Accrued liabilities*:
Payroll and welfare		$19,686	$25,972
Amounts owed on option/share repurchase		1,203	—
Content fees		1,005	1,267
Marketing expenses		19,806	35,715
Internet connection costs		6,834	7,673
Employee payroll withholding taxes		3,547	3,547
Sales rebates		14,126	19,593
Professional fees		3,138	3,127
Revenue share		3,057	9,071
VAT and other tax payable		6,629	29,955
Payable to other service providers		1,074	2,673
Payable to outsourced service providers		1,375	2,382
Others		6,115	13,989

		$87,595	$154,964

* Include amounts due to third parties, employees and related parties.